Cost of sales (Tables)	12 Months Ended
Jun. 30, 2023
Cost of Sales [Abstract]
Schedule of Cost of Sales
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020
Inventories at beginning	—	—	—	—
Inventories incorporated through the business combination	(532,231)	—	—	—
Purchases	(788,751)	—	—	—
Production costs
Payroll and and professional fees	(121,285)	—	—	—
Maintenance, energy and fuel related to fixed assets	(77,495)	—	—	—
Amortization and depreciation	(23,398)	—	—	—
Other production costs	(31,050)	—	—	—
Sub-total Production costs	(253,228)	—	—	—
Foreign currency translation	60,108	—	—	—
Sub-total	(1,514,102)	—	—	—
Inventories as of the end	465,748	—	—	—
Cost of sales	(1,048,354)	—	—	—